Acquisitions - Schedule of Aggregate Purchase Price (Details)	12 Months Ended
May 31, 2021 USD ($)
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Total	$ 6,090,000
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Total	1,440,000
Restricted Stock [Member] | The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Total	6,090,000
Restricted Stock [Member] | PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Total	$ 1,440,000